RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18.      RELATED PARTY TRANSACTIONS

Convertible Note Financing

In December 2025, the Company entered into convertible note purchase agreement (the “Purchase Agreement”) with ETP Global III Fund LP (“ETP Global III”), a partnership controlled by Dr. Wei-Wu He, the Company’s director of the board, pursuant to which the Company will issue and sell convertible notes in an aggregate principal amount of US $20 million to ETP Global III through a private placement. The sale of the convertible notes will be in tranches and subject to multiple closings with certain closing conditions.

Each convertible note issued pursuant to the Purchase Agreement will mature in 36 months, bearing interest of 12% per annum from the issuance date. Upon maturity, each note may, at the Company’s option, be convertible into ordinary shares of the Company, par value US $0.0001 per share (the “Shares”), at a conversion price of the volume weighted average closing price of the Company’s

Shares during the five consecutive trading days immediately preceding the maturity date. ETP Global III also has the right to convert each note into Shares at any time from and including the 91st day after the issuance thereof to and including the maturity date at a conversion price of the volume weighted average closing price of the Company’s Shares during the five consecutive trading days immediately preceding the date of conversion notice by the Purchaser. In no event shall the conversion price be higher than US $2 per ordinary Share or lower than US $1 per Share.

The Company elected fair value option to measure the convertible notes. The changes in fair value due to the instrument-specific credit risk are recognized to other comprehensive income/(loss) and all other changes in fair value are recognized in changes in fair value of convertible notes on the consolidated statements of operations and comprehensive loss, if any.

On December 30, 2025, the Company completed the issuance of the first tranche of the US$20 million convertible note financing. A convertible note with a principal amount of US$5 million has been issued to ETP Global III. The fair value at the closing date was $4.24 million. The difference between the fair value at the closing date and cash collected, which was $0.76 million, was included in the additional paid-in capital.

The provision related to the convertible note includes certain financial and non-financial covenants, including certain cross default clause. As of December 31, 2025, the Company failed to satisfy certain financial covenants associated with a Long term borrowing (see Note 11), which constituted an event of default under the terms of the convertible note, therefore, ETP Global III has the right to request immediate repayment of all of the outstanding balances. The Company classified the balance of the convertible note to current liability.

On January 9, 2026, February 20, 2026, and April 17, 2026, the Company completed the issuance of the second, third and fourth tranche convertible note with a principal amount of US$5 million each, to ETP Global III.

ATM Financing

In September 2025, Huiying Memorial Foundation purchased 230,000 ordinary shares from the ATM offering with total consideration of US$0.5 million. Huiying Memorial Foundation is a 501(c)(3) private family foundation and Dr. He is a member of the board of trustees and an officer of the Huiying Memorial Foundation.

In September 2025, Panacea Venture Healthcare Fund II, L.P. purchased 1,500,000 ordinary shares from the ATM offering with a total consideration of US$2.3 million. James Huang, one of the Company’s board of directors, is the sole owner of Panacea Innovation Limited, which is the sole owner of Panacea Venture Healthcare Fund II GP Company, Ltd., which is the general partner of Panacea Venture Healthcare Fund II, L.P.

Transaction with PAT

In May 2022, the Company entered into a Sublicense Agreement (the “Sublicense Agreement”) with PAT, a company established under the laws of China, pursuant to which the Company granted PAT an exclusive (subject to the commercialization and co-marketing rights), perpetual, worldwide license, with the right to freely grant further sublicenses subject to terms and conditions in the Sublicense Agreement, for the investigational anti-CD38 monoclonal antibody TSK011010 licensed and controlled by the Company from Black Belt Therapeutics Limited, in the treatment, prevention and diagnosis of autoimmune diseases, conditions and disorders in humans. Pursuant to the Sublicense Agreement, PAT shall make an upfront payment of $10,000,000 equivalent in two equal instalments upon completion of its first and second financing, respectively, plus potential future payments or reimbursement of development and sales milestones and royalties to the Company. The Company received the first installment in the amount of $5.0 million in 2022 and recognized it as sublicense revenue. The second financing has not occurred until December 31, 2025.

In the fourth quarter of 2023, the Company reached an alignment with PAT that PAT should reimburse the Company for an amount of US$4.4 million for certain labor cost and certain pre-clinical and clinical service incurred in previous years, the Company recognized this amount in other operating income. The Company received US$3.9 million in 2023 and the remaining balance in amount of US$0.5 million included in receivable from a related party has been collected in January 2024.

Transaction with ETP Fund

In April 2025, the Company entered into an Equity Transfer Agreement with PAT and Wuxi Zhihe Daukang Phase II Venture Capital Partnership (Limited Partnership), an investor of PAT, of which Dr. Wei-Wu He, our then Chairman and CEO is a general partner (“ETP fund”), to acquire all of the equity interest in PAT owned by ETP fund at an aggregate consideration of RMB28.4 million (being ETP’s original investment amount) plus certain investment returns thereof calculated based on a 15% simple rate of interest per annum from the date of investment through the date of payment. See Note 3 — INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS — Investment in Precision Autoimmune Therapeutics Co., Ltd.

July 2024 PIPE Transaction

In July 2024, CASI Cayman closed a private investment in public equity financing (the “PIPE Transaction”). Dr. Wei-Wu He and HE Family GRAT, a grantor retained annuity trust organized under the law of Nevada for the benefit of Dr. Wei-Wu He’s family members, and in which Dr. Wei-Wu He is the trustee, purchased ordinary shares in the PIPE Transaction at the offering price and on the same terms as the other purchasers. Dr. Wei-Wu He and HE Family GRAT purchased 200,000 and 100,000 shares for a total of US$1.0 million and US$0.5 million, respectively.

Human Longevity Inc.

In December 2024, the Company entered into a service agreement with Human Longevity Inc. (“HLI”), pursuant to which CASI will use certain of HLI’s office facilities at a service charge of $8,000 per month. Dr. Wei-Wu He, the Company’s Chairman and CEO is also the Executive Chairman of HLI.